Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Options
Business Acquisition
Schedule of assumptions used to determine the grant date fair value

	2019
Expected volatility	35.9%
Risk-free interest rate	1.7%
Expected term	6.0	years
Dividend yield	N/A

Incentive units
Business Acquisition
Schedule of assumptions used to determine the grant date fair value

	2019		2018
	Incentive Units		Incentive Units
Expected volatility (1)	40.0%		35.0%
Risk-free interest rate (2)	2.0%		2.3%
Expected term (3)	1.5	years	1.5	years
Discount for lack of marketability (4)	25.0%		30.0%
(1)	The expected volatility is derived from the asset volatilities of comparable public companies.
(2)	The risk-free interest rate is obtained from Standard and Poor’s Capital IQ, and represents the yield on a treasury note as of the valuation date with the maturity matching the expected term.
(3)	The expected term is based on management’s estimate.
(4)	The discount for lack of marketability is based on put option analyses using similar timing inputs.

Adapt Health Holdings LLC
Business Acquisition
Summary of estimated fair values of the net assets acquired

Cash and cash equivalents	$43,911,748
Current assets	70,763
Current liabilities	(11,214,503)
Net assets of DFB	$32,768,008

Schedule of sources and uses of cash in connection with the Business Combination

Sources
DFB's cash and cash equivalents on hand	$43,911,748
Private placement (1)	125,000,000
Total Sources	$168,911,748

Uses
Cash to balance sheet (2)	$52,845,206
Legacy AdaptHealth Holdings LLC redemptions (3)	20,000,000
Debt repayment (4)	81,500,000
Transaction expenses (5)	14,566,542
Total Uses	$168,911,748

(1)	Represents the issuance and sale, in a private placement consummated concurrently with the Closing, of 12,500,000 shares of Class A Common Stock.
(2)	Represents remaining cash that will be used to fund operations and working capital needs of the Company after the closing of the Business Combination.
(3)	Represents cash that was used to fund redemptions made by legacy AdaptHealth Holdings investors.
(4)	Represents the amount of debt that the combined company paid down upon closing of the Business Combination.
(5)

Represents the amount of transaction expenses paid in connection with the closing of the Business Combination, including costs incurred by the Company and accrued costs incurred by DFB prior to the closing of the Business Combination, that were paid upon closing.